46483 9/98
PROSPECTUS SUPPLEMENT
dated September 14, 1998 to:
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PUTNAM CONVERTIBLE INCOME-GROWTH TRUST
Prospectuses dated February 28, 1998

In the section entitled "How the fund is managed," the third paragraph is replaced in its entirety with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   BUSINESS EXPERIENCE
OFFICER               YEAR         (AT LEAST 5 YEARS)
-------               ----         ----------------------------

Forrest N. Fontana    1998         Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1983.



Charles G. Pohl       1992         Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1983.